ACQUISITIONS - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 5,717	$ 5,703	$ 5,749	$ 847	$ 4,875
Singapore Acquisition
Business Acquisition [Line Items]
Cash and cash equivalents				491
Accounts receivable				753
Prepaid expenses and other assets				88
Property and equipment				9
Operating lease right-of-use assets				32
Deferred tax assets				766
Intangible assets				212
Goodwill				847
Assets Acquired				3,198
Accrued expenses and other current liabilities				580
Other long-term liabilities				44
Liabilities Assumed				624
Fair value of consideration transferred				$ 2,574